Stockholders' Equity (Stock Options And Warrants Related To Stock-Based Compensation) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Options Outstanding, Intrinsic Value	$ 0
Options Exercisable, Intrinsic Value	$ 0
Options Exercisable, Weighted-average remaining contractual term	6 years 5 months 12 days